Financial instruments and risk management - Summary of effect of the cash flow hedge in statement of profit or loss and other comprehensive income (OCI) (Detail) - Cash flow hedge reserve [member] - Highly Probable Forecast Aluminum Sales
$ in Millions
12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Financial Instruments [Line Items]
Total hedging gain recognised in OCI US$m	$ 181
Ineffectiveness recognised in profit or loss US$m	24
Amount reclassified from OCI to profit or loss US$m	$ 2
Net operating costs [Member]
Disclosure Of Financial Instruments [Line Items]
Line item in the statement of profit or loss	Net operating costs (raw materials, consumables, repairs and maintenance)
Consolidated sales revenue [Member]
Disclosure Of Financial Instruments [Line Items]
Line item in the statement of profit or loss	Consolidated sales revenue